DEFERRED GOVERNMENT GRANT (Tables)	12 Months Ended
Dec. 31, 2015
DEFERRED GOVERNMENT GRANT
Schedule of deferred government grant

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Beginning	24,360	37,360	5,767
Received	13,000	1,350	209
Recognized as income during the year	—	(13,911)	(2,147)

Ending	37,360	24,799	3,829

Recognize in one year	37,360	16,360	2,526